Goodwill and Intangible Assets Rollforward Table (Details) - Orbitz - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Entity Information [Line Items]
Goodwill	$ 351,098	$ 351,098	$ 345,388
Goodwill, Acquired During Period	5,710
Goodwill, Accumulated Impairment	$ 832,626		$ 832,626